Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events

Note  35.   Subsequent events

L1 Facility

After December 31, 2023, L1 fully converted the remaining USD 1 million of the First L1 Note, resulting in the delivery of a total of 963,326 ordinary shares of SEALSQ.

On January 9, 2024, SEALSQ and L1 signed an Amendment to Securities Purchase Agreement (the “L1 Amendment”) amending some of the terms of the second tranche of USD 5 million to be issued and extending the SPA to include a third tranche of funding with a maximum aggregate principal amount of notes of up to USD 5 million and having substantially similar terms as the second tranche notes as amended.

The second tranche of USD 5 million was funded on January 11, 2024 (the “Second L1 Note”).

After December 31, 2023, L1 converted USD 3.1 million of the Second L1 Note, resulting in the delivery of a total of 1,822,516 ordinary shares of SEALSQ.

On March 1, 2024, SEALSQ and L1 signed a second Amendment to Securities Purchase Agreement (the “Second L1 Amendment”) amending some of the terms of the third tranche of USD 5 million to be issued and extending the SPA to include up to two additional tranches of funding with a maximum aggregate principal amount of notes of up to USD 5 million per tranche and having substantially similar terms as the third tranche notes as amended.

The third tranche of USD 5 million was funded on March 1, 2024 (the “Third L1 Note”).

After December 31, 2023, L1 had not requested any conversion out of the Third L1 Note.

Anson Facility

After December 31, 2023, Anson fully converted the remaining USD 825,000 of the First Anson Note, resulting in the delivery of a total of 816,990 ordinary shares of SEALSQ.

On January 9, 2024, SEALSQ and Anson signed an Amendment to Securities Purchase Agreement (the “Anson Amendment”) amending some of the terms of the second tranche of USD 5 million to be issued and extending the SPA to include a third tranche of funding with a maximum aggregate principal amount of notes of up to USD 5 million and having substantially similar terms as the second tranche notes as amended.

The second tranche of USD 5 million was funded on January 10, 2024 (the “Second Anson Note”).

After December 31, 2023, Anson converted USD 3 million of the Second Anson Note, resulting in the delivery of a total of 1,882,674 ordinary shares of SEALSQ.

On March 1, 2024, SEALSQ and Anson signed a second Amendment to Securities Purchase Agreement (the “Second Anson Amendment”) amending some of the terms of the third tranche of USD 5 million to be issued and extending the SPA to include up to two additional tranches of funding with a maximum aggregate principal amount of notes of up to USD 5 million per tranche and having substantially similar terms as the third tranche notes as amended.

The third tranche of USD 5 million was funded on March 1, 2024 (the “Third Anson Note”).

After December 31, 2023, Anson had not requested any conversion out of the Third Anson Note.

New Chief Financial Controller

On January 22, 2024, John O’Hara was appointed Chief Financial Controller of the SEALSQ Group, and, on February 14, 2024, he was appointed to the Board of directors.